Label	Element	Value
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	$ (4,000,000)
Accumulated other comprehensive income [member]
Equity	ifrs-full_Equity	(17,000,000)
Share premium [member]
Equity	ifrs-full_Equity	1,162,000,000
Retained earnings [member]
Equity	ifrs-full_Equity	(4,942,000,000)
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(4,000,000)
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	20,298,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(4,000,000)
Non-controlling interests [member]
Equity	ifrs-full_Equity	323,000,000
Ordinary shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	20,091,000,000
Preference shares [member] | Issued capital [member]
Equity	ifrs-full_Equity	$ 4,004,000,000